CAPITAL STOCK - Fair Value Inputs of Stock Options Granted (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Weighted average fair value of stock options granted ( in dollars per share)	$ 4.25		$ 0.44		$ 2.21
Expected life	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	4 years 10 months 24 days	4 years 10 months 24 days
Expected volatility	27.63%	27.63%	34.18%	34.18%	29.79%	29.79%
Risk-free interest rate	1.09%	1.09%	0.75%	0.75%	1.44%	1.44%
Expected dividends	3.07%	3.07%	10.79%	10.79%	4.27%	4.27%
Stock price at grant date (in CDN per share)		$ 29.34		$ 7.94		$ 17.54
Exercise price of awards (in CDN per share)		$ 29.34		$ 7.94		$ 17.54
Foreign exchange rate USD to CDN	1.2482	1.2482	1.4526	1.4526	1.338	1.338